SCOPE OF CONSOLIDATION - Joint Ventures Narrative AMNS India (Details) tonne in Millions, t in Millions, $ in Millions				6 Months Ended	12 Months Ended
	Mar. 30, 2023 USD ($)	Dec. 16, 2019	Dec. 08, 2019	Dec. 31, 2026 tonne t	Dec. 31, 2025 USD ($) km tonne service_center plant plant_system t	Dec. 31, 2024	Dec. 31, 2023	Mar. 16, 2020 USD ($)
Disclosure of joint ventures [line items]
Capacity of steelmaking | t					40.0
Borrowings					$ 13,410
5.146 billion term loan, due 2030
Disclosure of joint ventures [line items]
Notional amount								$ 5,100
AMNS India
Disclosure of joint ventures [line items]
Crude steel capacity | tonne					8.8
Proportion of ownership interest in joint venture (in percent)		60.00%	60.00%		60.00%	60.00%	60.00%
Number of iron ore beneficiation plants | plant					2
Number of service centers | service_center					6
Number of pellet plant systems | plant_system					2
Production capacity, number of pellet tonnes per annum | t					16.0
Length connecting transmission line | km					100
Contractual capital commitments					$ 7,700
AMNS India | Forecast
Disclosure of joint ventures [line items]
Capacity of rolled products | tonne				15.0
AMNS India | Debottlenecking
Disclosure of joint ventures [line items]
Contractual capital commitments					800
AMNS India | Downstream
Disclosure of joint ventures [line items]
Contractual capital commitments					1,000
AMNS India | Upstream
Disclosure of joint ventures [line items]
Contractual capital commitments					5,700
AMNS India | Operational readiness
Disclosure of joint ventures [line items]
Contractual capital commitments					$ 200
AMNS India | Rajayapeta in Andhra Pradesh
Disclosure of joint ventures [line items]
Capacity of steel production (in tonnes) | t				8.2
AMNS India | Kirandul-Vizag system
Disclosure of joint ventures [line items]
Production capacity, number of pellet tonnes per annum | t					8.0
AMNS India | Dabuna-Paradeep system
Disclosure of joint ventures [line items]
Production capacity, number of pellet tonnes per annum | t					12.0
AMNS Luxembourg | 5 billion Japanese floating rate term loan
Disclosure of joint ventures [line items]
Borrowings maturity, term	10 years
Borrowings	$ 5,000
NSC | AMNS India
Disclosure of joint ventures [line items]
Proportion of ownership interest in joint venture (in percent)			40.00%